Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Other Receivables
	2023	2022

Prepayments	€7,656	€45,819
Rent deposit	29,052	11,875
Subsidy	-	191,475
Other receivables	10,819	-
VAT receivable	2,333	43,204
Total	€49,860	€292,373